15. Convertible Bonds (Tables)	12 Months Ended
Dec. 31, 2020
Convertible Bonds
Convertible Bonds

	December 31, 2020	December 31, 2019
Brilliant King Group Limited (1)	$12,000	$12,000
Poseidon Sports Limited (1)	3,000	3,000
Magical Glaze Limited (1)	13,400	20,000
Vision Edge Limited (1)	20,000	20,000
Iliad Research and Trading, L.P. (2)	–	907
Streeterville Capital, LLC (3)	1,973	–
Total convertible bonds, current	$50,373	$55,907